Net Financial Results - Detailed Information about Financial Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest income		$ 325		$ 319	$ 164
Exchange differences		4,150		1,826	641
Financial accretion		14		43	99
Total financial income		4,489		2,188	904
Financial costs
Interest loss		(776)		(712)	(749)
Exchange differences		(2,825)		(1,285)	(393)
Financial accretion		(378)		(318)	(266)
Total financial costs		(3,979)		(2,315)	(1,408)
Other financial results
Result on financial assets at fair value through profit or loss		289		118	105
Result from derivative financial instruments		7		(9)	(10)
Result from net monetary position		37		146	117
Export Increase Program		22	[1]	0	0
Result from transactions with financial assets	[2]	32
Result from debt exchange	[3]				21
Total other financial results		387		255	233
Net financial results		$ 897		$ 128	$ (271)

[1]	See Note 35.g).
[2]	Includes 19 corresponding to the adjustment for inflation of the fiscal year and (41) corresponding to the effect of the translation.
[3]	See Note 21.